Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accrued expenses and other payables
13.	Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Accrued expenses and other payables
Deposits received from customers	1,710	2,349
Deposits received from franchisees	2,967	2,919
Accrued rental, utility and other expenses	10,859	19,360
VAT and other taxes payable	13,380	15,182
Payables for refund of tuition fee	4,143	4,862
Offering expenses	4,261	752
Others	8,710	6,302
Total	46,030	51,726